Bonds and Loans - Narrative (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2023 EUR (€)	Nov. 21, 2022 EUR (€)	Oct. 27, 2022 USD ($)	Apr. 23, 2022 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 JPY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing availability | ¥												¥ 700,000
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings				$ 219
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			$ 1,000
Notional								$ 2,250		$ 3,250
2018 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional											$ 1,750
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | €		€ 750
Notional | ¥						¥ 750
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | €	€ 75,000
Notional | €							€ 75,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Notional | ¥						¥ 40,000			¥ 0
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Notional					$ 1,500
USD Syndicated Loans 2017 | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional													$ 925
USD Syndicated Loans 2017 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional													$ 575
USD Syndicated Loans 2017 | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate					0.42826%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional								$ 7,000
2020 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional											$ 4,000